Segmented Information (Tables)	3 Months Ended
Jan. 31, 2026
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three months ended January

31, 2026 and January 31, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended January 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,394 $ 4,135 $ 3,296 $ 3,064 $ 406 $ 369 $ (75) $ (107) $ 768 $ 405 $ 8,789 $ 7,866
Non-interest income (loss) 1,027 1,014 789 (118) 3,500 3,229 2,545 2,107 (65) (49) 7,796 6,183
Total revenue 5,421 5,149 4,085 2,946 3,906 3,598 2,470 2,000 703 356 16,585 14,049
Provision for (recovery of)
credit losses 436 521 295 451 – – 172 72 136 168 1,039 1,212
Insurance service expenses – – – – 1,622 1,507 – – – – 1,622 1,507
Non-interest expenses

2,147 2,086 2,468 2,380 1,258 1,173 1,563 1,535 1,317 896 8,753 8,070
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,838 2,542 1,322 115 1,026 918 735 393 (750) (708) 5,171 3,260
Provision for (recovery of)
income taxes

794 711 282 (28) 269 238 174 94 (391) (317) 1,128 698
Share of net income from
investment in Schwab 3,4 – – – 199 – – – – – 32 – 231
Net income (loss) $ 2,044 $ 1,831 $ 1,040 $ 342 $ 757 $ 680 $ 561 $ 299 $ (359) $ (359) $ 4,043 $ 2,793
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at January 31, 2026
Total assets $ 622,046 $ 512,606 $ 26,278 $ 778,643 $ 159,733 $ 2,099,306
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558